Schedule of Investments

October 31, 2025 (Unaudited)

City National Rochdale Select Strategies Fund

Description	Cost (000)	Value (000)

Structured Investments Equity-Linked Notes*†‡(A) [93.4%]
Earthquake [3.1%]
Delancey Segregated Account	$5,219	$7,615
Efficiency [42.0%]
Broadway Segregated Account	$25,606	51,341
Hollywood Segregated Account	$27,746	50,820
Total Efficiency		102,161
Frequency [13.8%]
Atlantic Segregated Account	$4,993	8,277
Jay Segregated Account	$2,709	4,898
Ocean Segregated Account	$4,180	8,140
Park Segregated Account	$4,820	7,894
Sunset Segregated Account	$2,252	4,370
Total Frequency		33,579
Multi Peril [9.1%]
Carmelia Segregated Account	$5,101	8,268
Nassau Segregated Account	$3,668	7,858
Venice Segregated Account	$3,041	6,166
Total Multi Peril		22,292
Non-Florida [2.7%]
Lexington Segregated Account	$3,818	6,676
Opportunistic [5.3%]
Elevado Segregated Account	$4,271	7,778
Trinity Segregated Account	$2,669	5,102
Total Opportunistic		12,880
Wind [17.4%]
Fulton Segregated Account	$3,659	5,903
Glendale Segregated Account	$4,939	8,525
King Segregated Account	$5,125	8,078
Madison Segregated Account	$4,553	8,484
Rodeo Segregated Account	$2,278	4,743
Wilshire Segregated Account	$4,181	6,605
Total Wind		42,338
Total Structured Investments Equity-Linked Notes
(Cost $124,828)		227,541
Total Investments [93.4%]
(Cost $124,828)		$227,541

Percentages are based on net assets of $243,516 (000).

*	Non-income producing securities

†	Securities considered illiquid. The total value of such securities as of October 31, 2025, was $227,541 (000) and represented 93.4% of the net assets of the Fund.

‡	Securities considered restricted. The total value of such securities as of October 31, 2025, was $227,541 (000) and represented 93.4% of the net assets of the Fund. For each restricted security there are various acquisition dates. It is the Fund's intent to continue to periodically invest in restricted securities.

(A)	Level 3 security in accordance with the fair value hierarchy.

As of October 31, 2025, structured investments in Equity-Linked Notes with a fair value of $227,541 (000) were valued using the Special Purpose Entities' NAV.

A list of the restricted securities, excluding 144a, held by the Fund at October 31, 2025, is as follows:

Description	Acquisition Date Range	Cost (000)	Value (000)
Delancey Segregated Account	8/2/2017 - 5/10/2023	$5,219	$7,615
Broadway Segregated Account	8/2/2017 - 5/23/2022	25,606	51,341
Hollywood Segregated Account	8/2/2017 - 5/10/2023	27,746	50,820
Atlantic Segregated Account	8/2/2017 - 5/10/2023	4,993	8,277
Jay Segregated Account	8/2/2017 - 8/11/2021	2,709	4,898
Ocean Segregated Account	8/2/2017 - 8/11/2021	4,180	8,140
Park Segregated Account	8/2/2017 - 8/11/2021	4,820	7,894
Sunset Segregated Account	8/2/2017 - 5/23/2022	2,252	4,370
Carmelia Segregated Account	8/2/2017 - 5/10/2023	5,101	8,268
Nassau Segregated Account	8/2/2017 - 8/11/2021	3,668	7,858
Venice Segregated Account	8/2/2017 - 5/10/2023	3,041	6,166
Lexington Segregated Account	8/2/2017 - 8/11/2021	3,818	6,676
Elevado Segregated Account	8/2/2017 - 8/11/2021	4,271	7,778
Trinity Segregated Account	8/2/2017 - 5/23/2022	2,669	5,102
Fulton Segregated Account	8/2/2017 - 8/11/2021	3,659	5,903
Glendale Segregated Account	8/2/2017 - 5/10/2023	4,939	8,525
King Segregated Account	8/2/2017 - 8/11/2021	5,125	8,078
Madison Segregated Account	8/2/2017 - 5/10/2023	4,553	8,484
Rodeo Segregated Account	8/2/2017 - 5/23/2022	2,278	4,743
Wilshire Segregated Account	8/2/2017 - 8/11/2021	4,181	6,605
		$124,828	$227,541

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Summary of Segregated Accounts

October 31, 2025 (Unaudited)

City National Rochdale Select Strategies Fund

A summary of the Segregated Accounts that the Fund holds in the NB Reinsurance, Ltd. ("NB RE, Ltd.") Portfolio is as follows:

Description	Status	Maturity Range	Market Value of NB Reinsurance, Ltd. (000)*
Earthquake
Delancey			$108,661
United States
6 Contracts (5 Cat Bonds)	Live	3/2026 - 7/2030
26 Contracts (8 Cat Bonds)	Matured	8/2017 - 6/2025
Efficiency
Broadway			687,371
North America, Europe, Australia, Japan
59 Contracts (2 Cat Bonds)	Live	12/2025 - 1/2029
461 Contracts (28 Cat Bonds)	Matured	12/2017 - 8/2025
Hollywood			732,500
North America, Europe, Australia
60 Contracts (4 Cat Bonds)	Live	12/2025 - 1/2029
469 Contracts (32 Cat Bonds)	Matured	12/2017 - 8/2025
Frequency
Atlantic			123,780
United States
8 Contracts (7 Cat Bonds)	Live	5/2026 - 1/2030
20 Contracts (3 Cat Bonds)	Matured	12/2017 - 5/2025
Jay			66,774
United States
5 Contracts (4 Cat Bonds)	Live	12/2025 - 1/2029
15 Contracts (6 Cat Bonds)	Matured	4/2018 - 5/2025
Ocean			109,111
North America
6 Contracts (5 Cat Bonds)	Live	12/2025 - 4/2028
30 Contracts (7 Cat Bonds)	Matured	9/2017 - 5/2025
Park			106,087
North America
3 Contracts (2 Cat Bonds)	Live	5/2026 - 1/2028
33 Contracts (8 Cat Bonds)	Matured	12/2017 - 6/2025
Sunset			58,982
United States
8 Contracts (7 Cat Bonds)	Live	3/2026 - 2/2029
29 Contracts (12 Cat Bonds)	Matured	12/2018 - 5/2025
Multi Peril
Carmelia			124,946
United States, Japan, Europe, Australia, New Zealand
6 Contracts (5 Cat Bonds)	Live	5/2026 - 7/2030
16 Contracts (4 Cat Bonds)	Matured	12/2017 - 6/2025
Nassau			107,494
United States
8 Contracts (7 Cat Bonds)	Live	1/2027 - 1/2029
30 Contracts (13 Cat Bonds)	Matured	12/2017 - 10/2025
Venice			82,294
United States
6 Contracts (5 Cat Bonds)	Live	1/2026 - 12/2029
18 Contracts (2 Cat Bonds)	Matured	7/2018 - 6/2025

Description	Status	Maturity Range	Market Value of NB Reinsurance, Ltd. (000)*
Non-Florida
Lexington			$93,021
United States, Japan
6 Contracts (5 Cat Bonds)	Live	12/2025 - 1/2028
31 Contracts (15 Cat Bonds)	Matured	12/2017 - 10/2025
Opportunistic
Elevado			109,876
United States
3 Contracts (2 Cat Bonds)	Live	12/2025 - 6/2028
23 Contracts (6 Cat Bonds)	Matured	12/2017 - 7/2025
Trinity			68,682
United States
5 Contracts (4 Cat Bonds)	Live	12/2025 - 2/2028
24 Contracts (7 Cat Bonds)	Matured	12/2017 - 7/2025
Wind
Fulton			79,572
United States - Florida
6 Contracts (5 Cat Bonds)	Live	12/2025 - 7/2028
22 Contracts (8 Cat Bonds)	Matured	11/2017 - 7/2025
Glendale			126,569
United States
3 Contracts (2 Cat Bonds)	Live	12/2025 - 6/2027
15 Contracts (3 Cat Bonds)	Matured	12/2017 - 6/2025
King			108,315
United States
2 Contracts (1 Cat Bonds)	Live	5/2026 - 1/2028
26 Contracts (6 Cat Bonds)	Matured	12/2017 - 4/2025
Madison			113,782
United States
3 Contracts (2 Cat Bonds)	Live	12/2025 - 7/2029
31 Contracts (9 Cat Bonds)	Matured	11/2017 - 2/2025
Rodeo			63,042
United States, Japan, Europe
4 Contracts (3 Cat Bonds)	Live	12/2025 - 2/2029
11 Contracts (3 Cat Bond)	Matured	12/2018 - 6/2025
Wilshire			91,506
United States
7 Contracts (6 Cat Bonds)	Live	12/2025 - 12/2029
36 Contracts (8 Cat Bonds)	Matured	12/2017 - 7/2025

Disclosures

*During the period from July 27, 2017 through October 31, 2025, the Fund owned between 2.1% and 8.3% of the assets represented in the NB RE, Ltd. Portfolio.

Earthquake — Predominately exposed to damage incurred by earthquakes

Efficiency — Exposure to both industry loss warranties and catastrophe bonds

Frequency — Exposure to contracts that are triggered by multiple events or loss window

Live — Contract is currently in force

Matured —Contract was in force until agreed upon termination date

Multi Peril — Exposure to contracts with multiple perils

Non-Florida — Exposure to contracts with no Florida exposure

Opportunistic — Exposure to contracts with opportunistic deal metrics

Triggered — Contract was impaired and removed from cell before maturity

Wind — Predominately exposed to damage incurred by wind in the United States, Japan and Europe

CNR-QH-003-1700

CITY NATIONAL ROCHDALE FUNDS | PAGE 2